FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 174,699	$ 159,065
Derivative financial instruments	147,778	185,551
Brokerage receivables	35,579	25,858
Financial assets at fair value not held for trading	107,575	95,472
Financial assets measured at fair value through other comprehensive income	13,868	2,195
Precious metals and other physical commodities	12,996	7,341
Other non-financial assets	62	84
Total assets measured at fair value	492,557	475,568
of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	128,144	117,022
Financial assets at fair value not held for trading	2,182	3,010
of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,168	7,746
Financial assets at fair value not held for trading	32,355	24,469
Financial assets measured at fair value through other comprehensive income	11,659	0
of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,677	7,675
Financial assets at fair value not held for trading	1,539	1,505
of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	22,449	19,211
Financial assets at fair value not held for trading	17,026	14,859
Financial assets measured at fair value through other comprehensive income	265	237
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,814	6,998
Financial assets at fair value not held for trading	9,987	7,619
of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	447	373
Financial assets at fair value not held for trading	1,482	1,569
of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	48,655	100,867
of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	34,789	41,431
of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	50,814	36,876
of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,910	3,136
of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	9,247	2,617
of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	191
of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	21,490	24,638
of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	20,922	17,106
of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,944	1,959
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	143,009	128,393
Derivative financial instruments	581	795
Brokerage receivables	0	0
Financial assets at fair value not held for trading	47,564	35,911
Financial assets measured at fair value through other comprehensive income	11,735	59
Precious metals and other physical commodities	12,996	7,341
Other non-financial assets	0	0
Total assets measured at fair value	215,886	172,499
Level 1 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	127,455	116,501
Financial assets at fair value not held for trading	100	93
Level 1 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,868	4,443
Financial assets at fair value not held for trading	26,208	18,264
Financial assets measured at fair value through other comprehensive income	11,659	0
Level 1 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,319	6,537
Financial assets at fair value not held for trading	480	423
Level 1 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	367	911
Financial assets at fair value not held for trading	0	31
Financial assets measured at fair value through other comprehensive income	76	59
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	1
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	293	472
Level 1 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3	1
Level 1 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	20,776	17,101
Level 1 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	29,358	27,564
Derivative financial instruments	143,966	181,965
Brokerage receivables	35,579	25,858
Financial assets at fair value not held for trading	51,097	50,813
Financial assets measured at fair value through other comprehensive income	2,133	2,137
Precious metals and other physical commodities	0	0
Other non-financial assets	0	0
Total assets measured at fair value	262,133	288,337
Level 2 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	538	430
Financial assets at fair value not held for trading	0	0
Level 2 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4,298	3,261
Financial assets at fair value not held for trading	6,147	6,204
Financial assets measured at fair value through other comprehensive income	0	0
Level 2 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,287	987
Financial assets at fair value not held for trading	381	401
Level 2 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	21,208	17,462
Financial assets at fair value not held for trading	16,936	14,695
Financial assets measured at fair value through other comprehensive income	189	178
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,703	5,200
Financial assets at fair value not held for trading	5,760	4,427
Level 2 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	324	219
Financial assets at fair value not held for trading	1,002	972
Level 2 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	48,056	100,328
Level 2 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	33,631	40,553
Level 2 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	49,379	35,747
Level 2 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,587	2,555
Level 2 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	9,239	2,599
Level 2 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	20,553	24,026
Level 2 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	145	6
Level 2 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,944	1,959
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,333	3,108
Derivative financial instruments	3,230	2,792
Brokerage receivables	0	0
Financial assets at fair value not held for trading	8,913	8,748
Financial assets measured at fair value through other comprehensive income	0	0
Precious metals and other physical commodities	0	0
Other non-financial assets	62	84
Total assets measured at fair value	14,538	14,732
Level 3 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	151	91
Financial assets at fair value not held for trading	2,082	2,917
Level 3 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2	41
Financial assets at fair value not held for trading	0	0
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	71	151
Financial assets at fair value not held for trading	678	681
Level 3 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	874	838
Financial assets at fair value not held for trading	89	133
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,111	1,799
Financial assets at fair value not held for trading	4,226	3,192
Level 3 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	123	153
Financial assets at fair value not held for trading	480	597
Level 3 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	306	66
Level 3 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,159	878
Level 3 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,435	1,129
Level 3 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	323	581
Level 3 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	5	17
Level 3 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	191
Level 3 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	937	611
Level 3 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0